Other Accounts Receivable - Additional Information (Detail) S/ in Millions, $ in Millions		12 Months Ended
	Dec. 28, 2020 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2020 USD ($)
GDM SA [Member]
Other Accounts Receivable [line items]
Guarantee accounts for credit agreement		S/ 19.1
Guarantee Accounts For Reserve Account			S/ 7.7
Viva GyM S A [Member]
Other Accounts Receivable [line items]
Guarantee accounts for credit agreement		0.9
Guarantee Accounts For Reserve Account			0.9
Concesionaria La Chira S.A. [member]
Other Accounts Receivable [line items]
Guarantee Accounts For Reserve Account		7.3	7.3
Tecnicas Reunidas Talara [Member]
Other Accounts Receivable [line items]
Claim Present Value		53.6		$ 14.8
CounterParty Litigation Claims Receivable For Breach Of Subcontract | $				81.0
Claim Face Value		62.5		17.3
Tecnicas Reunidas Talara [Member] | Letter of Guarantee One [Member]
Other Accounts Receivable [line items]
Letter Of Guarantee For Performance Amount | $	$ 16.0
Tecnicas Reunidas Talara [Member] | Letter of Guarantee Two [Member]
Other Accounts Receivable [line items]
Letter Of Guarantee For Advance Payment Amount | $	$ 7.7
Municipalidad Metropolitana de Lima [Member]
Other Accounts Receivable [line items]
Reclassification Adjustments Of Net Intangible Assets		21.8
Adjustments To Work in Progress Related To Concession Agreements		23.4
Adjustments Of Impairment Loss Recognised In Profit Or Loss Trade Receivables		49.6
Other Subsidiaries [member]
Other Accounts Receivable [line items]
Guarantee Accounts For Reserve Account		S/ 1.6	S/ 0.5
Cumbra Peru S.A [member]
Other Accounts Receivable [line items]
Litigation Claim Receivable As Indemnification For Damages For Several Contractual Breaches | $				$ 78.0
Bottom of range [member]
Other Accounts Receivable [line items]
Other Non-current accounts receivable maturities		2 years
Top of range [member]
Other Accounts Receivable [line items]
Other Non-current accounts receivable maturities		5 years